As filed with the Securities and Exchange Commission on December 21, 2020

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post Effective Amendment No. 302	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 303	[X]

(Check appropriate box or boxes)

ALPS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1000
Denver, Colorado 80203
(Address of Principal Executive Offices)

(303) 623-2577
Registrant’s Telephone Number

Cara Owen, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1000
Denver, Colorado 80203
(Name and Address of Agent for Service)

Copy to:

Adam T. Teufel, Esq.
Dechert LLP
1900 K Street, NW

Washington, D.C. 20006

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On January 20, 2021 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 301 to its Registration Statement until January 20, 2021. Parts A, B and C of Registrant’s Post-Effective Amendment No. 301 under the Securities Act of 1933 and Amendment No. 302 under the Investment Company Act of 1940, filed on October 8, 2020, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 302 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 21st day of December, 2020.

ALPS ETF TRUST

By:	/s/ Bradley J. Swenson
Bradley J. Swenson
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	December 21, 2020
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	December 21, 2020
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee	December 21, 2020
Rick A. Pederson*

/s/ Edmund J. Burke	Trustee	December 21, 2020
Edmund J. Burke*

/s/ Bradley J. Swenson	President	December 21, 2020
Bradley J. Swenson

/s/ Kathryn Burns	Treasurer	December 21, 2020
Kathryn Burns

*	Signature affixed by Cara Owen pursuant to a power of attorney dated March 2, 2020 filed herewith.